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                                                                 May 29, 1997


                        THE DREYFUS FUND INCORPORATED
              Supplement to Statement of Additional Information
                             Dated April 1, 1997



          The following information supplements and supersedes any contrary information contained in the Section of the Fund's Statement of Additional Information entitled "Management Agreement."

          The Fund's portfolio managers are Donald Geogerian and Timothy M. Ghriskey.